Nuveen Symphony Optimized Alpha Fund
Nuveen Symphony Optimized Alpha Fund
Investment Objective
The investment objective of the Fund is to seek long-term capital appreciation with lower absolute volatility than the broad equity market.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 26 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 28 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-55 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Symphony Optimized Alpha Fund (USD $)		Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
Exchange Fee		none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Symphony Optimized Alpha Fund		Class A	Class C	Class I
Management Fees		0.67%	0.67%	0.67%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	3.07%	3.86%	2.59%
Total Annual Fund Operating Expenses		3.99%	5.53%	3.26%
Fee Waivers and/or Expense Reimbursements	[2]	(2.76%)	(3.55%)	(2.28%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.23%	1.98%	0.98%
[1]	Other Expenses have been restated to reflect current contractual fees.
[2]	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through January 31, 2014 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.00% (1.45% after January 31, 2014) of the average daily net assets of any class of Fund shares. The expense limitation expiring January 31, 2014 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen Symphony Optimized Alpha Fund (USD $)	Class A	Class C	Class I
1 Year	693	201	100
3 Years	1,033	715	408
5 Years	1,395	1,255	739
10 Years	2,412	2,732	1,674

No Redemption
Expense Example, No Redemption Nuveen Symphony Optimized Alpha Fund (USD $)	Class A	Class C	Class I
1 Year	693	201	100
3 Years	1,033	715	408
5 Years	1,395	1,255	739
10 Years	2,412	2,732	1,674

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies with varying market capitalizations.

The Fund seeks to produce long-term returns superior to the market with reduced absolute risk. By selecting stocks with low correlation and utilizing risk controls, Symphony believes it can reduce absolute risk while preserving the Fund’s potential to generate returns in excess of the market over the long term.

The Fund is constructed from the sub-adviser’s best U.S. equity ideas in a way that seeks to provide the highest projected return per unit of absolute risk, as opposed to risk relative to a benchmark. This objective is pursued by selecting attractive, low correlated securities that when combined seek to reduce risk in the portfolio. The construction process seeks to reduce absolute risk by combining stocks with certain characteristics such as low correlation while utilizing risk controls such as industry weight.
Principal Risks
The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Investment Strategy Risk—The Fund seeks to have a portfolio of securities with low or even negative correlations of returns. However, historical return correlations may not persist into the future, and so the potential risk-reducing effect of combining low correlated securities may not materialize. Furthermore, in troubled markets, correlations of returns of different kinds of securities, even those that had been uncorrelated in normal markets, may become highly correlated, which means that the potential risk-reducing effect of combining low correlated securities may be absent at precisely the time when such risk reduction is most needed.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Return

During the five-year period ended December 31, 2012, the Fund’s highest and lowest quarterly returns were 12.19% and -20.65%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.
Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Total Returns Nuveen Symphony Optimized Alpha Fund	1 Year	5 Years	Since Inception	Inception Date
Class A	6.44%	1.66%	1.19%	Sep. 28, 2007
Class A (return after taxes on distributions)	5.95%	1.50%	1.04%	Sep. 28, 2007
Class A (return after taxes on distributions and sale of Fund shares)	4.84%	1.40%	1.00%	Sep. 28, 2007
Class C	12.04%	2.09%	1.56%	Sep. 28, 2007
Class I	13.19%	3.12%	2.58%	Sep. 28, 2007
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	0.93%	Sep. 28, 2007
Lipper Large-Cap Core Classification Average (reflects no deduction for taxes or certain expenses)	14.95%	0.68%	0.13%	Sep. 28, 2007